Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56239
Entity Registrant Name	QUALITY INDUSTRIAL CORP.
Entity Central Index Key	0001393781
Entity Tax Identification Number	35-2675388
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	505 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(800)
Local Phone Number	706-0806
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false